Share-based compensation - Changes Stock Options (Details) - 12 months ended Dec. 31, 2025	€ / shares shares	$ / shares € / shares shares	$ / shares shares
EUR-denominated | Euro
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, beginning (in shares)	19,336	19,336
Number of options, Granted (in shares)	0	0
Number of options, Exercised (in shares)	(13,779)	(13,779)
Number of options, Forfeited (in shares)	0	0
Number of option, Expired (in shares)	(78)	(78)
Number of options, Outstanding, ending (in shares)	5,479	5,479
Number of options, Exercisable (in shares)	5,479	5,479	5,479
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per ordinary share, Outstanding, beginning (in usd/eur per share) | € / shares	€ 87.48
Weighted average exercise price per ordinary share, Granted (in usd/eur per share) | € / shares	0
Weighted average exercise price per ordinary share, Exercised (in usd/eur per share) | € / shares	87.04
Weighted average exercise price per ordinary share, Forfeited (in usd/eur per share) | € / shares	0
Weighted average exercise price per ordinary share, Expired (in usd/eur per share) | € / shares	93.03
Weighted average exercise price per ordinary share, Outstanding, ending (in usd/eur per share) | € / shares	88.52
Weighted average exercise price per ordinary share (in usd/eur per share) | € / shares	€ 88.52	€ 88.52
USD-denominated | US dollar
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, beginning (in shares)	13,734	13,734
Number of options, Granted (in shares)	0	0
Number of options, Exercised (in shares)	(9,090)	(9,090)
Number of options, Forfeited (in shares)	0	0
Number of option, Expired (in shares)	(1)	(1)
Number of options, Outstanding, ending (in shares)	4,643	4,643
Number of options, Exercisable (in shares)	4,643	4,643	4,643
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per ordinary share, Outstanding, beginning (in usd/eur per share) | $ / shares		€ 95.58
Weighted average exercise price per ordinary share, Granted (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Exercised (in usd/eur per share) | $ / shares		94.62
Weighted average exercise price per ordinary share, Forfeited (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Expired (in usd/eur per share) | $ / shares		88.10
Weighted average exercise price per ordinary share, Outstanding, ending (in usd/eur per share) | $ / shares		€ 97.47
Weighted average exercise price per ordinary share (in usd/eur per share) | $ / shares			$ 97.47